Trade Receivables, Net (Details) - Schedule of Trade Receivables	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Trade Receivables [Abstract]
Trade receivables gross	$ 43,325,361		$ 23,740,180
Less: allowance for doubtful accounts	(8,347,208)		(44,000)
Total trade receivables	$ 34,978,153	$ 4,467,596	$ 23,696,180